Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepayments and other current assets
Input value added tax ("VAT")		¥ 489,700	¥ 240,216
Prepaid expenses		63,780	32,338
Accrued interest income		40,447
Deposits		16,749	9,172
Others		109,307	97,329
Total	$ 110,659	¥ 719,983	¥ 379,055